[PFPC LOGO]



                                                              July 3, 2006

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Attention:       Office of Filings, Information & Consumer Services

         Re: ABN AMRO Funds, formerly known as Alleghany Funds (the "Trust") File Nos. 33-68666 and 811-08004
                 --------------------------------

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information, dated June 30, 2006, do not differ from those contained in Post-Effective Amendment No. 66 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on June 29, 2006 (Accession No. 0000950137-06-007462).

         Any comments on this filing should be directed to Teresa M. R. Hamlin at (617) 338-4340 or the undersigned at (617) 338-4426.

                                                      Sincerely,

                                                      /s/ Aaron Remorenko

                                                      Aaron Remorenko


Attachments

cc:      Gerald Dillenburg
         Teresa M. R. Hamlin, Esq.
         Cathy O'Kelly, Esq.



99 High Street, 27th Floor
Boston, MA  02110